JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments and affiliates (Details) - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
JOINT VENTURES AND ASSOCIATES
As of the beginning of the year		$ 23,103,963	$ 23,350,125	$ 17,059,757
Adjustment of opening net book amount for the application of IAS 29				8,328,794
Monetary contributions		101,883		129,340
Non-monetary contributions		2,931,699	250,000	94,355
Parent company investment				294,041
Loss of control of Indrasa Biotecnologa S.A.				10,591
Acquisition of control of Semya S.A.				(3,684,585)
Revaluation of property, plant and equipment	[1]	(413,618)	521,406	94,009
Foreign currency translation		2,657,567	(3,494,761)	11,337
Share of profit or loss		997,429	2,477,193	1,012,486
As of the end of the year		$ 29,378,923	$ 23,103,963	$ 23,350,125

[1]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was ($222,717), ($173,802) and ($47,005) for the years ended June 30, 2021, 2020 and 2019, respectively.